Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value	$ 793	$ 2,849
Total liabilities, at fair value	2,323	3,901	$ 1,660
Bitcoin [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value	793	2,849
Business Combination Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value	15	12
P I P E Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value	3	3	14
P I P E Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value	1,601	1,734	1,637
Yorkville Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value	594	1,718
Standby Equity Purchase Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value	110	434
Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value			9
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value	793	2,849
Total liabilities, at fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Bitcoin [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value	793	2,849
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Business Combination Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | P I P E Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | P I P E Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Yorkville Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Standby Equity Purchase Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value
Total liabilities, at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Bitcoin [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Business Combination Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | P I P E Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | P I P E Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Yorkville Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Standby Equity Purchase Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value
Total liabilities, at fair value	2,323	3,901	1,660
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Bitcoin [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Business Combination Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value	15	12
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | P I P E Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value	3	3	14
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | P I P E Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value	1,601	1,734	1,637
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Yorkville Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value	594	1,718
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Standby Equity Purchase Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value	$ 110	$ 434
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value			$ 9